CONTRACT ASSETS - NET (Tables)	12 Months Ended
Dec. 31, 2022
CONTRACT ASSETS - NET
Schedule of contract assets

	2021	2022
Contract assets	2,588	2,610
Allowance for expected credit losses	(115)	(119)
Net	2,473	2,491
Current portion	(2,330)	(2,457)
Non-current portion	143	34